AMCAP Fund®

Class A B C	Ticker AMCPX AMPBX AMPCX	F-1 F-2 529-A 529-B	AMPFX AMCFX CAFAX CAFBX	529-C 529-E 529-F-1	CAFCX CAFEX CAFFX

Summary prospectus
May 1, 2011

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2011, are incorporated by reference into this summary prospectus.

 Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 30 of the prospectus and on page 58 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.23	1.00	1.00	0.25	none
Other expenses	0.18	0.18	0.20	0.15	0.17
Total annual fund operating expenses	0.73	1.50	1.52	0.72	0.49

	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.21	1.00	0.99	0.50	0.00
Other expenses	0.26	0.27	0.27	0.26	0.26
Total annual fund operating expenses	0.79	1.59	1.58	1.08	0.58

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$645	$795	$958	$1,429
B	653	874	1,018	1,582
C	255	480	829	1,813
F-1	74	230	401	894
F-2	50	157	274	616
529-A	671	852	1,047	1,601
529-B	681	941	1,123	1,776
529-C	280	538	917	1,978
529-E	130	383	653	1,420
529-F-1	79	225	383	832

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$153	$474	$818	$1,582
C	155	480	829	1,813
529-B	181	541	923	1,776
529-C	180	538	917	1,978

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                   18.62%                         (quarter ended June 30, 2009)

Lowest                  –22.53%                         (quarter ended December 31, 2008)

The fund’s total return for the three months ended March 31, 2011, was 5.31%.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	5/1/1967	7.44%	1.70%	2.51%	11.16%
− After taxes on distributions		7.37	1.22	2.09	N/A
− After taxes on distributions and sale of fund shares		4.92	1.42	2.08	N/A

Share class (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	8.13%	1.78%	2.47%	2.83%
C	3/15/2001	12.04	2.11	N/A	3.04
F-1	3/16/2001	13.95	2.95	N/A	4.04
F-2	8/1/2008	14.27	N/A	N/A	6.60
529-A	2/15/2002	7.40	1.66	N/A	3.85
529-B	2/19/2002	7.99	1.68	N/A	3.94
529-C	2/19/2002	11.99	2.03	N/A	3.87
529-E	3/7/2002	13.53	2.55	N/A	3.78
529-F-1	9/17/2002	14.13	3.07	N/A	7.32

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%	9.51%
Lipper Growth Funds Index (reflects no deductions for sales charges, account fees or taxes)	16.22	1.64	0.13	8.56
Consumer Price Index	1.50	2.18	2.34	4.42

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Claudia P. Huntington Vice Chairman of the Board	15 years	Senior Vice President – Capital Research Global Investors
Timothy D. Armour President and Trustee	15 years	Senior Vice President – Capital Research Global Investors
Eric S. Richter Senior Vice President	3 years	Senior Vice President – Capital Research Global Investors
Barry S. Crosthwaite Vice President	5 years	Senior Vice President – Capital Research Global Investors
C. Ross Sappenfield Vice President	12 years	Senior Vice President – Capital Research Global Investors

 Purchase and sale of fund shares

Purchase minimums (for all share classes)
To establish an account (including retirement plan and 529 accounts)	$250
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25
To add to an account	50
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

 Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIP-902-0511P Litho in USA CGD/RRD/8003	Investment Company File No. 811-01435

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

AMCAP Fund®

Class A R-1 R-2	Ticker AMCPX RAFAX RAFBX	R-3 R-4 R-5 R-6	RAFCX RAFEX RAFFX RAFGX

Summary retirement plan prospectus
May 1, 2011

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated May 1, 2011, are incorporated by reference into this summary retirement plan prospectus.

 Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 21 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 58 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.23	0.99	0.75	0.50	0.25	none	none
Other expenses	0.18	0.19	0.43	0.23	0.17	0.12	0.07
Total annual fund operating expenses	0.73	1.50	1.50	1.05	0.74	0.44	0.39

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$645	$795	$958	$1,429
R-1	153	474	818	1,791
R-2	153	474	818	1,791
R-3	107	334	579	1,283
R-4	76	237	411	918
R-5	45	141	246	555
R-6	40	125	219	493

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                   18.62%                         (quarter ended June 30, 2009)

Lowest                  –22.53%                         (quarter ended December 31, 2008)

The fund’s total return for the three months ended March 31, 2011, was 5.31%.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	5/1/1967	7.44%	1.70%	2.51%	11.16%

Share class	Inception date	1 year	5 years	Lifetime
R-1	6/26/2002	13.14%	2.12%	5.14%
R-2	5/21/2002	13.02	2.08	3.86
R-3	6/4/2002	13.60	2.59	4.72
R-4	5/20/2002	13.92	2.91	4.54
R-5	5/15/2002	14.29	3.22	4.83
R-6	5/1/2009	14.33	N/A	26.36

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%	9.51%
Lipper Growth Funds Index (reflects no deductions for sales charges, account fees or taxes)	16.22	1.64	0.13	8.56
Consumer Price Index	1.50	2.18	2.34	4.42

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Claudia P. Huntington Vice Chairman of the Board	15 years	Senior Vice President – Capital Research Global Investors
Timothy D. Armour President and Trustee	15 years	Senior Vice President – Capital Research Global Investors
Eric S. Richter Senior Vice President	3 years	Senior Vice President – Capital Research Global Investors
Barry S. Crosthwaite Vice President	5 years	Senior Vice President – Capital Research Global Investors
C. Ross Sappenfield Vice President	12 years	Senior Vice President – Capital Research Global Investors

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-902-0511P Litho in USA CGD/RRD/8027	Investment Company File No. 811-01435

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY RETIREMENT PLAN PROSPECTUS FOR THE FUND.

/s/	VINCENT P. CORTI
VINCENT P. CORTI
SECRETARY

AMCAP Fund®

Class A R-1 R-2	Ticker AMCPX RAFAX RAFBX	R-3 R-4 R-5 R-6	RAFCX RAFEX RAFFX RAFGX

Summary retirement plan prospectus
May 1, 2011

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated May 1, 2011, are incorporated by reference into this summary retirement plan prospectus.

 Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 21 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 58 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.23	0.99	0.75	0.50	0.25	none	none
Other expenses	0.18	0.19	0.43	0.23	0.17	0.12	0.07
Total annual fund operating expenses	0.73	1.50	1.50	1.05	0.74	0.44	0.39

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$645	$795	$958	$1,429
R-1	153	474	818	1,791
R-2	153	474	818	1,791
R-3	107	334	579	1,283
R-4	76	237	411	918
R-5	45	141	246	555
R-6	40	125	219	493

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                   18.62%                         (quarter ended June 30, 2009)

Lowest                  –22.53%                         (quarter ended December 31, 2008)

The fund’s total return for the three months ended March 31, 2011, was 5.31%.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	5/1/1967	7.44%	1.70%	2.51%	11.16%

Share class	Inception date	1 year	5 years	Lifetime
R-1	6/26/2002	13.14%	2.12%	5.14%
R-2	5/21/2002	13.02	2.08	3.86
R-3	6/4/2002	13.60	2.59	4.72
R-4	5/20/2002	13.92	2.91	4.54
R-5	5/15/2002	14.29	3.22	4.83
R-6	5/1/2009	14.33	N/A	26.36

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%	9.51%
Lipper Growth Funds Index (reflects no deductions for sales charges, account fees or taxes)	16.22	1.64	0.13	8.56
Consumer Price Index	1.50	2.18	2.34	4.42

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Claudia P. Huntington Vice Chairman of the Board	15 years	Senior Vice President – Capital Research Global Investors
Timothy D. Armour President and Trustee	15 years	Senior Vice President – Capital Research Global Investors
Eric S. Richter Senior Vice President	3 years	Senior Vice President – Capital Research Global Investors
Barry S. Crosthwaite Vice President	5 years	Senior Vice President – Capital Research Global Investors
C. Ross Sappenfield Vice President	12 years	Senior Vice President – Capital Research Global Investors

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-902-0511P Litho in USA CGD/RRD/8027	Investment Company File No. 811-01435

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust